Putnam California Tax Exempt Income Fund
The fund's portfolio
12/31/21 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FCS — Farm Credit System
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PO — Principal Only
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.10% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (103.5%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.1%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/33	A+/F	$1,500,000	$1,859,325
4.00%, 10/1/38	A+/F	4,270,000	4,926,313
4.00%, 10/1/36	A+/F	2,455,000	2,842,496
4.00%, 10/1/34	A+/F	2,110,000	2,450,163

			12,078,297
California (101.5%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), Ser. A, 5.00%, 7/1/42 (Prerefunded 7/1/22)	AAA/P	700,000	716,720
ABAG Fin. Auth. for Nonprofit Corps. Special Tax Bonds, (Windemere Ranch Infrastructure Fin. Program), Ser. A, AGM
5.00%, 9/2/34	AA	415,000	507,603
5.00%, 9/2/33	AA	740,000	906,497
5.00%, 9/2/32	AA	350,000	429,399
ABAG Fin. Auth. Non-Profit Corps Insd. Sr. Living Rev. Bonds, (Odd Fellows Home of CA), Ser. A
5.00%, 4/1/42	AA-	1,000,000	1,056,926
5.00%, 4/1/32	AA-	3,000,000	3,170,745
Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. B, AGM, 5.00%, 10/1/37	AA	450,000	532,958
Albany, Unified School Dist. G.O. Bonds, (Election 2016), Ser. B
5.00%, 8/1/43	Aa2	2,000,000	2,346,097
4.00%, 8/1/46	Aa2	1,750,000	1,969,241
Anaheim, Hsg. & Pub. Impt. Auth. Rev. Bonds
Ser. A, 5.00%, 10/1/50	AA-	1,400,000	1,607,970
Ser. C, 5.00%, 10/1/45	AA-	2,730,000	3,135,541
Anaheim, Pub. Fin. Auth. Rev. Bonds, Ser. C, AGM, zero %, 9/1/31	AA	5,000,000	4,242,318
Bay Area Toll Auth. Rev. Bonds, 0.55%, 4/1/56	AA	3,500,000	3,532,079
Bay Area Toll Auth. VRDN (San Francisco Bay Area), Ser. C, 0.08%, 4/1/53	VMIG 1	25,710,000	25,710,000
Bay Area Wtr. Supply & Conservation Agcy. Rev. Bonds
5.00%, 10/1/34(WIS)	Aa3	2,000,000	2,573,753
5.00%, 10/1/32(WIS)	Aa3	2,000,000	2,562,501
5.00%, 10/1/30(WIS)	Aa3	1,500,000	1,854,792
CA Cmnty. Choice Fin. Auth. Mandatory Put Bonds (8/1/31), Ser. B-1, 4.00%, 2/1/52	A1	10,000,000	12,157,249
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(The Arbors), Ser. A, 5.00%, 8/1/50	BB-/P	4,500,000	4,823,656
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	1,100,000	1,155,369
(Glendale Properties), Ser. A-1, 4.00%, 2/1/56	BB/P	2,500,000	2,598,834
(Stoneridge Apt.), Ser. A, 4.00%, 2/1/56	BB/P	3,000,000	3,054,856
(Fountains at Emerald Park), 3.00%, 8/1/56	BBB/P	7,775,000	6,984,391
CA Hlth. Fac. Fin. Auth. Rev. Bonds, (Adventist Hlth. Syst./West), Ser. A, 4.00%, 3/1/33	A	4,265,000	4,440,042
CA Hsg. Fin. Agcy. Rev. Bonds, Ser. 2, Class A, 4.00%, 3/20/33	BBB+	4,845,064	5,584,276
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	4,080,730	4,658,891
CA Muni. Fin. Auth. Rev. Bonds
(Channing House), Ser. B, 5.00%, 5/15/47	AA-	6,530,000	7,494,808
(Eisenhower Med. Ctr.), Ser. A, 5.00%, 7/1/42	Baa2	300,000	357,965
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/42	A3	3,400,000	4,060,352
(Channing House), Ser. B, 5.00%, 5/15/37	AA-	250,000	288,747
(Retirement Hsg. Foundation Oblig. Group), Ser. A, 5.00%, 11/15/32	A-/F	425,000	534,906
(Channing House), Ser. B, 5.00%, 5/15/32	AA-	150,000	174,232
(Retirement Hsg. Foundation Oblig. Group), Ser. A, 5.00%, 11/15/31	A-/F	750,000	932,440
(Retirement Hsg. Foundation Oblig. Group), Ser. A, 5.00%, 11/15/30	A-/F	250,000	309,471
CA Muni. Fin. Auth. VRDN (Chevron USA, Inc.), 0.07%, 11/1/35	VMIG 1	3,900,000	3,900,000
CA Pub. Fin. Auth. VRDN, (Sharp Hlth. Care Oblig. Group), Ser. C, 0.03%, 8/1/52	VMIG 1	15,870,000	15,870,000
CA School Fac. Fin. Auth. Rev. Bonds, (Kipp SoCal Pub. Schools), Ser. A
5.00%, 7/1/54	BBB	3,150,000	3,785,146
5.00%, 7/1/39	BBB	1,000,000	1,222,168
CA School Fac. Fin. Auth. 144A Rev. Bonds
(Granada Hills Charter High School), 5.00%, 7/1/54	BBB-	7,120,000	8,046,461
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/51	BBB	1,570,000	1,743,252
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/48	BBB-	5,250,000	6,154,745
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/45	BBB-	1,500,000	1,657,626
(Granada Hills Charter High School), 5.00%, 7/1/43	BBB-	1,750,000	1,990,353
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/38	BBB-	1,000,000	1,190,144
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/36	BBB	1,250,000	1,401,649
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/31	BBB	1,830,000	2,057,635
(Alliance College-Ready Pub. Schools), Ser. C, 5.00%, 7/1/31	BBB	1,425,000	1,615,857
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/55	BBB	1,075,000	1,217,057
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/50	BBB	1,140,000	1,295,553
(Granada Hills Charter High School Oblig. Group), 4.00%, 7/1/48	BBB-	675,000	748,435
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/40	BBB	800,000	923,925
(Granada Hills Charter High School Oblig. Group), 4.00%, 7/1/38	BBB-	465,000	522,897
CA School Fin. Auth. Rev. Bonds, (Kipp LA Projects), Ser. A, 5.125%, 7/1/44	BBB	1,060,000	1,153,618
CA State G.O. Bonds
4.00%, 11/1/50	Aa2	9,000,000	9,975,790
3.00%, 12/1/46	Aa2	1,750,000	1,892,294
3.00%, 12/1/43	Aa2	500,000	545,604
CA State Charter School Fin. Auth. 144A Rev. Bonds
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/59	BBB	4,165,000	4,894,849
(Summit Pub. Schools), 5.00%, 6/1/53	Baa3	2,350,000	2,674,804
(Classical Academy Oblig. Group), Ser. A, 5.00%, 10/1/50	BBB-	3,000,000	3,536,411
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/50	BBB	1,200,000	1,417,711
(Summit Pub. Schools), 5.00%, 6/1/47	Baa3	1,000,000	1,141,885
(Classical Academy Oblig. Group), Ser. A, 5.00%, 10/1/40	BBB-	215,000	256,579
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/40	BBB	1,000,000	1,195,056
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/61	BB/P	1,175,000	1,239,765
(Vista Charter Pub. Schools Oblig. Group), Ser. A, 4.00%, 6/1/61	BB	3,000,000	3,191,661
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/51	BB/P	650,000	692,864
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/41	BB/P	500,000	540,242
CA State Cmnty. College Fin. Auth. Rev. Bonds, (Orange Coast College Hsg.)
5.25%, 5/1/43	BB	500,000	582,188
5.00%, 5/1/37	BB	1,000,000	1,160,614
5.00%, 5/1/34	BB	800,000	933,108
5.00%, 5/1/33	BB	600,000	700,990
5.00%, 5/1/31	BB	825,000	968,660
CA State Dept. of Veterans Affairs Home Purchase Rev. Bonds, Ser. A, 4.00%, 12/1/49	AA	3,555,000	3,885,463
CA State Edl. Fac. Auth. Rev. Bonds
(Pepperdine U.), 5.00%, 10/1/49 (Prerefunded 4/1/26)	Aa3	2,000,000	2,375,084
(Occidental College), 5.00%, 10/1/45	Aa3	425,000	488,134
(Pepperdine U.), 5.00%, 9/1/45 (Prerefunded 9/1/25)	Aa3	1,000,000	1,164,497
(Pepperdine U.), 5.00%, 10/1/41 (Prerefunded 4/1/26)	Aa3	1,500,000	1,781,313
(Occidental College), 5.00%, 10/1/38	Aa3	595,000	683,387
(U. of Redlands), Ser. A, 5.00%, 10/1/37	Baa1	425,000	488,820
(U. of the Pacific), 5.00%, 11/1/36	A2	500,000	577,804
(U. of Redlands), Ser. A, 5.00%, 10/1/35	Baa1	1,000,000	1,104,388
(Chapman U.), Ser. B, 4.00%, 4/1/47	A2	4,940,000	5,530,459
(Loyola-Marymount U.), Ser. A, NATL, zero %, 10/1/28	A2	355,000	326,574
CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group-SDSU Properties, LLC), Ser. A
5.00%, 8/1/57	Baa3	400,000	478,791
5.00%, 8/1/50	Baa3	500,000	604,943
5.00%, 8/1/40	Baa3	400,000	491,998
CA State Hlth. Fac. Fin. Auth. Rev. Bonds
(City of Hope Oblig. Group), 5.00%, 11/15/49	A1	5,000,000	5,907,455
(Sutter Hlth.), Ser. A, 5.00%, 11/15/46 (Prerefunded 11/15/25)	A1	11,685,000	13,730,016
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/43	Baa2	6,155,000	7,422,857
(Children's Hosp. Los Angeles), Ser. A, 5.00%, 8/15/42	BBB+	4,000,000	4,760,750
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/37	Baa2	1,845,000	2,238,964
(City of Hope Oblig. Group), 4.00%, 11/15/45	A1	11,000,000	12,799,659
(Sutter Hlth. Oblig. Group), Ser. B, 4.00%, 11/15/38	A1	3,000,000	3,388,285
(Providence St. Joseph Hlth.), Ser. A, 4.00%, 10/1/35	Aa3	1,000,000	1,128,555
CA State Infrastructure & Econ. Dev. Bank Mandatory Put Bonds (2/1/26), (Colburn School (The)), 1.75%, 8/1/55	A+	4,600,000	4,768,272
CA State Infrastructure & Econ. Dev. Bank Rev. Bonds
(Equitable School Revolving Fund), Ser. B, 5.00%, 11/1/39	A	600,000	732,912
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/34	A	445,000	578,400
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/33	A	820,000	1,068,045
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/32	A	780,000	1,017,619
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/31	A	745,000	974,001
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/27	A	610,000	747,902
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/26	A	230,000	274,974
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/25	A	540,000	627,617
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/24	A	525,000	590,333
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/23	A	250,000	270,919
Ser. B, 4.00%, 11/1/55	A	915,000	1,047,261
Ser. B, 4.00%, 11/1/50	A	860,000	993,421
(Los Angeles Cnty. Museum of Natural History Foundation), 4.00%, 7/1/50	A2	7,125,000	8,222,305
(CA Science Ctr. Foundation), 4.00%, 5/1/46	A3	1,250,000	1,470,883
Ser. B, 4.00%, 11/1/45	A	850,000	984,455
Ser. B, 4.00%, 11/1/39	A	1,360,000	1,591,628
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/37	A	505,000	604,073
Ser. B, 4.00%, 11/1/37	A	1,720,000	2,020,495
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/36	A	515,000	617,430
Ser. B, 4.00%, 11/1/36	A	800,000	941,871
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/35	A	855,000	1,029,836
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds
(WFCS Holdings II, LLC), Ser. A-1, 5.00%, 1/1/56	BB/P	1,740,000	1,958,430
(WFCS Holdings, LLC), 5.00%, 1/1/55	BB-/P	3,050,000	3,416,866
(WFCS Holdings, LLC), 4.125%, 1/1/35	BB-/P	500,000	535,689
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/31	A-	600,000	707,803
(Caritas Affordable Hsg., Inc.), Ser. A, 5.00%, 8/15/30	A-	1,000,000	1,085,798
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/30	A-	685,000	811,461
CA State Muni. Fin. Auth. Rev. Bonds
(Town & Country Manor of the Christian & Missionary Alliance), 5.00%, 7/1/49	AA-	2,650,000	3,232,377
(UCR North Dist. Phase 1 Student Hsg.), 5.00%, 5/15/49	Baa3	3,000,000	3,591,496
(HumanGood CA Oblig. Group), Ser. A, 5.00%, 10/1/44	A-/F	5,000,000	5,908,488
(Dundee Glasgow Student Hsg.), 5.00%, 5/15/43	Baa3	3,695,000	4,413,023
(CHF-Riverside I, LLC), 5.00%, 5/15/40	Baa3	2,000,000	2,401,444
(Master's U. (The)), 5.00%, 8/1/39	BB+	3,390,000	3,953,680
(Town & Country Manor of the Christian & Missionary Alliance), 5.00%, 7/1/39	AA-	1,995,000	2,474,495
(Master's U. (The)), 5.00%, 8/1/34	BB+	1,385,000	1,634,087
(West Village Student Hsg.), BAM, 4.00%, 5/15/48	AA	5,000,000	5,651,020
(Orchard Park Student Hsg.), BAM, 4.00%, 5/15/46	AA	1,375,000	1,607,606
(U. of the Pacific), 4.00%, 11/1/44	A2	1,180,000	1,378,303
(HumanGood CA Oblig. Group), Ser. A, 4.00%, 10/1/44	A-/F	5,000,000	5,603,974
(U. of the Pacific), 4.00%, 11/1/42	A2	1,600,000	1,903,136
(U. of the Pacific), 4.00%, 11/1/40	A2	600,000	706,888
(U. of the Pacific), 4.00%, 11/1/39	A2	585,000	690,362
(U. of the Pacific), 4.00%, 11/1/38	A2	900,000	1,064,196
(HumanGood CA Oblig. Group), Ser. A, 4.00%, 10/1/38	A-/F	3,790,000	4,279,753
(U. of the Pacific), 4.00%, 11/1/37	A2	400,000	475,617
(HumanGood CA Oblig. Group), Ser. A, 4.00%, 10/1/37	A-/F	2,820,000	3,186,273
(Orchard Park Student Hsg.), BAM, 4.00%, 5/15/37	AA	1,200,000	1,430,484
(U. of the Pacific), 4.00%, 11/1/36	A2	860,000	1,028,771
(Orchard Park Student Hsg.), BAM, 4.00%, 5/15/35	AA	1,295,000	1,551,056
(United Airlines, Inc.), 4.00%, 7/15/29	B+	5,000,000	5,741,045
(Orchard Park Student Hsg.), BAM, 3.00%, 5/15/54	AA	2,000,000	2,122,591
(CA Inst. of the Arts), 3.00%, 10/1/41	Baa1	960,000	1,024,178
CA State Muni. Fin. Auth. Special Tax
(BOLD Program), Ser. A, 4.00%, 9/1/51	BB-/P	1,500,000	1,674,382
Ser. B, 4.00%, 9/1/50	BB-/P	1,525,000	1,701,325
(BOLD Program), Ser. A, 4.00%, 9/1/46	BB-/P	1,090,000	1,219,633
Ser. B, 4.00%, 9/1/43	BB-/P	1,070,000	1,200,100
(BOLD Program), Ser. A, 4.00%, 9/1/41	BB-/P	660,000	744,282
Ser. B, 4.00%, 9/1/35	BB-/P	660,000	745,638
CA State Muni. Fin. Auth. Charter School Lease 144A Rev. Bonds, (Bella Mente Montessori Academy), Ser. A
5.00%, 6/1/48	Ba1	2,300,000	2,620,884
5.00%, 6/1/38	Ba1	1,680,000	1,946,637
5.00%, 6/1/28	Ba1	420,000	475,353
CA State Muni. Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (2/3/25), (Waste Management, Inc.), Ser. A, 1.30%, 2/1/39	A-	1,600,000	1,627,237
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.)
5.10%, 6/1/40	A	4,500,000	4,514,889
4.75%, 11/1/46	A	5,300,000	6,053,893
CA State Poll. Control Fin. Auth. 144A Rev. Bonds, (Wtr. Furnishing), 5.00%, 11/21/45	Baa3	14,250,000	14,698,492
CA State Poll. Control Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (5/1/24), (Waste Management, Inc.), Ser. A
2.50%, 11/1/38	A-	2,500,000	2,610,681
2.50%, 7/1/31	A-	1,125,000	1,138,040
CA State Poll. Control Fin. Auth. Wtr. Furnishing 144A Rev. Bonds, (San Diego Cnty. Wtr. Auth. Desalination), 5.00%, 11/21/45	Baa3	4,390,000	5,220,113
CA State Pub. Wks. Board Rev. Bonds, (Various Cap. Projects.), Ser. A, 5.00%, 8/1/32(WIS)	Aa3	5,500,000	7,251,063
CA State Statewide Communities Dev. Auth. Hosp. Rev. Bonds, (Methodist Hosp. of Southern CA)
5.00%, 1/1/48	BBB+	2,000,000	2,366,604
5.00%, 1/1/43	BBB+	7,195,000	8,581,491
CA State Tobacco Securitization Agcy. Rev. Bonds
(Merced Cnty. Tobacco Funding Corp.), 5.00%, 6/1/50	BBB-/P	970,000	1,150,645
Ser. B-1, 5.00%, 6/1/49	BBB-	1,000,000	1,208,731
(Sonoma Cnty. Securitization Corp.), 5.00%, 6/1/49	BBB-	500,000	611,328
(Kern Cnty. Tobacco Funding Corp.), 5.00%, 6/1/40	BBB/P	5,000,000	5,267,481
(Gold Country Settlement Funding Corp.), Ser. B-1, 4.00%, 6/1/49	BBB-	325,000	368,150
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/42	BBB+	100,000	118,524
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/41	A-	100,000	118,870
Ser. A, 4.00%, 6/1/40	A-	400,000	473,481
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/40	A-	200,000	238,404
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/40	A-	325,000	387,531
Ser. A, 4.00%, 6/1/39	A-	300,000	355,881
Ser. A, 4.00%, 6/1/38	A-	275,000	327,056
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/38	A-	250,000	299,715
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/38	A-	800,000	959,263
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/37	A-	100,000	120,285
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/36	A-	225,000	271,484
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/36	A-	610,000	736,031
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/35	A-	100,000	121,085
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/35	A-	350,000	423,794
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/34	A-	200,000	242,738
(Sonoma Cnty. Securitization Corp.), 1.375%, 6/1/30	A	35,000	35,144
(Gold Country Settlement Funding Corp.), Ser. B-1, 1.10%, 6/1/30	A	5,000	5,011
Ser. B-2, zero %, 6/1/55	BB/P	10,390,000	2,088,848
(Sonoma Cnty. Securitization Corp.), zero %, 6/1/55	BB/P	7,295,000	1,836,162
CA State U. Mandatory Put Bonds (11/1/26), Ser. B-2, 0.55%, 11/1/49	Aa2	1,500,000	1,483,166
CA State, Pub. Wks. Board Rev. Bonds, (Various Capital), Ser. B, 4.00%, 3/1/38	Aa3	450,000	534,602
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(899 Charleston, LLC), Ser. A, 5.375%, 11/1/49	BB/P	1,000,000	1,063,267
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	1,300,000	1,381,146
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/47	A-	2,000,000	2,351,286
(American Baptist Homes of the West), 5.00%, 10/1/45	A-/F	2,550,000	2,839,741
AGM, 5.00%, 11/15/44 (Prerefunded 11/15/24)	AA	5,195,000	5,890,128
(American Baptist Homes of the West), 5.00%, 10/1/43 (Prerefunded 10/1/22)	AAA/P	1,190,000	1,231,795
(Enloe Med. Ctr.), 5.00%, 8/15/38	AA-	2,750,000	3,194,793
(Enloe Med. Ctr.), 5.00%, 8/15/35	AA-	1,580,000	1,840,320
(Episcopal Cmntys. and Svcs.), 5.00%, 5/15/32	A-/F	600,000	609,281
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/30	A-	310,000	371,125
(Terraces at San Joaquin Gardens), Ser. A, 5.00%, 10/1/22 (Escrowed to maturity)	BB/P	595,000	615,897
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/47	AA-	2,000,000	2,251,149
(Front Porch Cmnty. & Svcs.), Ser. A, 4.00%, 4/1/47	A-	1,625,000	1,794,246
(Marin Gen. Hosp.), Ser. A, 4.00%, 8/1/45	BBB+	2,500,000	2,575,827
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/43	AA-	1,000,000	1,131,406
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/39	AA-	875,000	1,000,230
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/38	AA-	800,000	915,877
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/37	AA-	620,000	710,767
(Front Porch Cmnty. & Svcs. Oblig. Group), Ser. A, 3.00%, 4/1/51	A-	2,725,000	2,848,330
(Front Porch Cmnty. & Svcs. Oblig. Group), Ser. A, 3.00%, 4/1/46	A-	6,275,000	6,591,173
(Viamonte Senior Living 1, Inc.), Ser. B, 3.00%, 7/1/25	AA-	1,435,000	1,437,637
CA Statewide Cmnty. Dev. Auth. Special Tax, (Cmnty. Fac. Dist. No. 2020-02)
4.00%, 9/1/51	BB+/P	1,170,000	1,316,580
4.00%, 9/1/41	BB+/P	500,000	571,529
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/51	BB/P	1,440,000	1,693,762
(CA Baptist U.), Ser. A, 5.00%, 11/1/41	BB/P	1,535,000	1,795,259
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/39	BB/P	475,000	568,323
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/34	BB/P	375,000	453,822
(CA Baptist U.), Ser. A, 5.00%, 11/1/32	BB/P	720,000	858,270
(Lancer Edl. Student Hsg.), Ser. A, 3.00%, 6/1/29	BB/P	750,000	793,231
Carson, Pub. Fin. Auth. Reassessment Rev. Bonds, 5.00%, 9/2/28	BB/P	1,650,000	2,022,507
Centinela Valley, Union High School Dist. G.O. Bonds, Ser. C, AGM, 4.00%, 8/1/34	AA	5,000,000	5,633,742
Ceres, Unified School Dist. G.O. Bonds, BAM
zero %, 8/1/40	AA	1,285,000	671,218
zero %, 8/1/39	AA	1,075,000	587,144
zero %, 8/1/38	AA	1,000,000	571,493
zero %, 8/1/36	AA	545,000	340,101
zero %, 8/1/34	AA	715,000	487,464
zero %, 8/1/33	AA	250,000	178,119
Chino, Cmnty. Fac. Special Tax, (Dist. No. 2003-3)
4.00%, 9/1/50	BB/P	1,265,000	1,444,935
4.00%, 9/1/45	BB/P	500,000	574,301
3.00%, 9/1/25	BB/P	345,000	366,263
3.00%, 9/1/24	BB/P	335,000	350,991
Chula Vista, Muni. Fin. Auth. Special Tax Bonds
5.50%, 9/1/30	AA-	740,000	799,146
5.50%, 9/1/29	AA-	2,165,000	2,339,715
CMFA Special Fin. Agcy. I 144A Rev. Bonds, (Social Bond), Ser. A-2, 4.00%, 4/1/56	BB/P	3,500,000	3,625,810
Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds
Ser. A, 5.00%, 9/1/35 (Prerefunded 9/1/23)	AA-	585,000	630,900
Ser. A, 5.00%, 9/1/32 (Prerefunded 9/1/23)	AA-	1,125,000	1,213,270
(Sr. Lien), Ser. A, 5.00%, 9/1/28 (Prerefunded 9/1/23)	AA-	275,000	296,577
Coronado, Cmnty. Dev. Successor Agcy. Tax Alloc. Bonds, Ser. A, 5.00%, 9/1/33	AA	11,915,000	13,597,676
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB-/P	10,850,000	9,641,012
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Renaissance at City Ctr.), 5.00%, 7/1/51	BB-/P	3,675,000	3,953,834
(Pasadena Portfolio), 4.00%, 12/1/56	BB/P	1,250,000	1,169,649
(Anaheim), 4.00%, 8/1/56	BB/P	2,500,000	2,588,535
(Jefferson-Anaheim), 3.125%, 8/1/56	BB+/P	2,775,000	2,555,123
(City of Orange Portfolio), 3.00%, 3/1/57	BBB-/P	1,610,000	1,432,905
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB-/P	4,800,000	4,436,128
(Jefferson-Anaheim), 2.875%, 8/1/41	BB+/P	2,345,000	2,261,277
Dixon, Special Tax, (Cmnty. Fac. Dist. No. 2019-1 Homestead)
4.00%, 9/1/45	BB-/P	1,000,000	1,142,649
4.00%, 9/1/40	BB-/P	400,000	461,008
4.00%, 9/1/36	BB-/P	175,000	203,211
4.00%, 9/1/33	BB-/P	425,000	495,781
Dublin, Special Tax, (Cmnty. Fac. Dist. No. 2015-1)
4.00%, 9/1/51	BB/P	865,000	954,640
4.00%, 9/1/45	BB/P	850,000	944,650
Eastern CA Muni. Waste Wtr. Dist. Rev. Bonds, Ser. A, 5.00%, 7/1/45	AA+	2,740,000	3,217,474
Emeryville, Redev. Successor Agcy. Tax Alloc. Bonds, Ser. A, AGM, 5.00%, 9/1/34	AA	500,000	556,798
Fairfield Cmnty., Fac. Special Tax, (Dist. No. 2016-1), 4.00%, 9/1/52	BB/P	2,500,000	2,815,489
Fairfield Cmnty., Fac. Dist. Special Tax Bonds, (Impt. Area B), Ser. A
5.00%, 9/1/49	BB/P	1,600,000	1,907,211
5.00%, 9/1/44	BB/P	1,000,000	1,198,629
5.00%, 9/1/39	BB/P	500,000	603,056
Federal Home Loan Mortgage Corporation Rev. Bonds, Ser. M-054, Class A, 2.35%, 12/15/35	AA+	965,000	1,005,113
Folsom Cordova, Unified School Dist. G.O. Bonds, (School Fac. Impt. Dist. No. 1), Ser. A, NATL, zero %, 10/1/25	Aa2	1,505,000	1,459,121
Folsom Ranch, Fin. Auth. Special Tax, (Cmnty. Fac. Dist. No. 19), 5.00%, 9/1/49	BB-/P	1,000,000	1,161,318
Fontana, Special Tax, (Cmnty. Fac. Dist. No. 85)
4.00%, 9/1/50	BB+/P	900,000	1,011,261
4.00%, 9/1/45	BB+/P	750,000	845,512
4.00%, 9/1/40	BB+/P	625,000	708,778
4.00%, 9/1/36	BB+/P	550,000	625,993
4.00%, 9/1/32	BB+/P	240,000	274,491
Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6.00%, 1/15/53 (Prerefunded 1/15/24)	A-	8,000,000	8,911,289
Franklin-McKinley, School Dist. G.O. Bonds
(Election 2016), Ser. B, 5.00%, 8/1/44	Aa3	2,825,000	3,308,349
(Franklin-Mckinley School Dist.), Ser. A, 4.00%, 8/1/49	Aa3	2,300,000	2,626,889
Gilroy Unified School Dist. G.O. Bonds, (Election 2016)
4.00%, 8/1/44	Aa3	1,500,000	1,757,473
4.00%, 8/1/40	Aa3	350,000	412,825
4.00%, 8/1/39	Aa3	350,000	413,359
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-2, 5.00%, 6/1/47 (Prerefunded 6/1/22)	BB/P	11,000,000	11,217,108
Ser. A, 5.00%, 6/1/45 (Prerefunded 6/1/25)	Aa3	16,575,000	19,163,523
5.00%, 6/1/40 (Prerefunded 6/1/25)	A+	10,760,000	12,440,392
U.S. Govt. Coll., 5.00%, 6/1/40 (Prerefunded 6/1/25)	Aaa	13,180,000	15,238,325
Ser. A, 5.00%, 6/1/35 (Prerefunded 6/1/25)	Aaa	1,065,000	1,231,321
(Tobacco Settlement), Ser. A-1, 5.00%, 6/1/35 (Prerefunded 6/1/28)	AAA/P	2,500,000	3,153,252
Ser. A, AMBAC, zero %, 6/1/24 (Escrowed to maturity)	Aa3	12,000,000	11,882,364
Hartnell Cmnty. College Dist. G.O. Bonds, Ser. A
zero %, 8/1/37	Aa2	3,500,000	2,019,181
zero %, 8/1/36	Aa2	4,750,000	2,886,112
zero %, 8/1/35	Aa2	1,000,000	637,679
Hastings Campus HFA Rev. Bonds, (U. of CA Hastings College of the Law), Ser. A, 5.00%, 7/1/61	BB-/P	3,500,000	4,046,859
Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4.25%, 1/15/35	BBB+	2,897,770	3,483,132
Inglewood, Redev. Agcy. Successor Tax Allocation Bonds, (Merged Redev.), Ser. A, BAM
5.00%, 5/1/38	AA	250,000	298,449
5.00%, 5/1/34	AA	500,000	599,979
Inland Valley, Dev. Agcy. Successor Tax Alloc. Bonds, Ser. A, 5.25%, 9/1/37	A-	4,925,000	5,363,512
Irvine, Cmnty. Fac. Dist. No. 13-3 Special Tax Bonds
(Great Park Impt. Area No. 1), 5.00%, 9/1/39	BBB-/P	1,000,000	1,100,086
(Great Park Impt. Area No. 4), 4.00%, 9/1/41	BB-/P	2,500,000	2,697,375
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds, (Dist No. 12-1), 5.00%, 9/2/23	A+	1,000,000	1,031,055
Irvine, Unified School Dist. Special Tax Bonds
(Cmnty. Fac. Dist. No. 09-1), Ser. A, 5.00%, 9/1/47	BB+/P	200,000	236,020
(Cmnty. Fac. Dist. No. 09-1), Ser. C, 5.00%, 9/1/47	BB+/P	1,000,000	1,180,102
(Cmnty. Fac. Dist. No. 09-1), Ser. A, 5.00%, 9/1/42	BB+/P	400,000	474,738
(Cmnty. Fac. Dist. No. 09-1), Ser. B, 5.00%, 9/1/42	BB+/P	1,000,000	1,186,846
BAM, 5.00%, 9/1/38	AA	2,500,000	2,812,698
Jurupa, Pub. Fin. Auth. Special Tax Bonds, Ser. A
5.00%, 9/1/33	A+	600,000	667,420
5.00%, 9/1/32	A+	2,475,000	2,751,948
Kaweah, Delta Hlth. Care Dist. Rev. Bonds, Ser. B, 5.00%, 6/1/40	A3	1,500,000	1,697,122
Lake Elsinore, Pub. Fin. Auth. Local Agcy. Special Tax Bonds, (Canyon Hills Impt. Areas), Ser. A & C
5.00%, 9/1/33	BB+/P	1,105,000	1,207,391
5.00%, 9/1/31	BB+/P	1,045,000	1,142,851
Long Beach Marina, Rev. Bonds, 5.00%, 5/15/40	BBB/F	1,000,000	1,098,241
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/28	A2	5,000,000	6,384,189
Long Beach, Cmnty. College Dist. G.O. Bonds, (2008 Election), Ser. B
zero %, 8/1/34	Aa2	1,500,000	1,184,306
zero %, 8/1/33	Aa2	625,000	506,041
Long Beach, Harbor Rev. Bonds
(Green Bond), Ser. B, 5.00%, 5/15/43	AA	2,000,000	2,395,466
Ser. A, 5.00%, 5/15/40	AA	5,000,000	6,003,070
Long Beach, Unified School Dist. G.O. Bonds, Ser. D-1, zero %, 8/1/37	Aa2	1,000,000	563,773
Los Angeles Cnty., Pub. Wks. Fin. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/44	AA+	1,000,000	1,120,746
Los Angeles Ctny., Pub. Wks. Fin. Auth. Lease Rev. Bonds, Ser. D, 5.00%, 12/1/45	AA+	3,000,000	3,446,734
Los Angeles, Cmnty. College Dist. G.O. Bonds, Ser. G, 4.00%, 8/1/34 (Prerefunded 8/1/24)	Aaa	2,610,000	2,853,734
Los Angeles, Cmnty. Fac. Dist. No. 4 Special Tax Bonds, (Playa Vista Phase 1)
5.00%, 9/1/31	A+	1,480,000	1,643,628
5.00%, 9/1/30	A+	1,480,000	1,644,152
Los Angeles, Dept. of Arpt. Rev. Bonds
(Los Angeles Intl. Arpt.), Ser. F, 5.00%, 5/15/44(T)	AA-/F	10,000,000	12,290,100
(Los Angeles Intl. Arpt.), Ser. F, 4.00%, 5/15/49(T)	AA-/F	8,000,000	9,146,000
Los Angeles, Harbor Dept. Rev. Bonds, (Green Bond), Ser. C, 4.00%, 8/1/39	Aa2	2,200,000	2,468,727
M-S-R Energy Auth. Rev. Bonds
Ser. A, 6.50%, 11/1/39	BBB+	6,000,000	9,626,601
Ser. A, 6.125%, 11/1/29	BBB+	985,000	1,225,131
Ser. B, 6.125%, 11/1/29	BBB+	2,470,000	3,072,464
Menifee, Union School Dist. Cmnty. Fac. Special Tax, (Dist. No. 2011-1)
4.00%, 9/1/51	BB+/P	1,815,000	2,043,869
4.00%, 9/1/36	BB+/P	500,000	576,729
Merced, City School Dist. G.O. Bonds, (Election 2014), 5.00%, 8/1/45	Aa3	3,500,000	3,999,546
Modesto, Irrigation Dist. Fin. Auth. Elec. Syst. Rev. Bonds, Ser. A, 5.00%, 10/1/40	A+	2,790,000	3,227,020
Mount Diablo Unified School Dist. G.O. Bonds, Ser. B, 4.00%, 8/1/33(WIS)	Aa3	5,335,000	6,464,965
Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	Aa2	2,000,000	1,719,839
Murrieta, Pub. Fin. Auth. Special Tax Bonds, 5.00%, 9/1/26	A	1,000,000	1,029,336
Napa Valley, Cmnty. College Dist. G.O. Bonds
stepped-coupon zero % (4.00%, 8/1/34) , 8/1/34(STP)	Aa3	1,500,000	1,678,727
stepped-coupon zero % (4.00%, 8/1/33), 8/1/33(STP)	Aa3	2,500,000	2,800,607
Norco, Special Tax Bonds, (Norco Ridge Ranch), BAM, 5.00%, 9/1/33	AA	660,000	804,295
North Natomas, Cmnty. Fac. Special Tax Bonds, (Dist. No. 4), Ser. E, 5.25%, 9/1/33	BBB+	1,500,000	1,605,747
Northern CA Energy Auth. Commodity Supply Mandatory Put Bonds (7/1/24), Ser. A, 4.00%, 7/1/49	A2	13,000,000	14,030,444
Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds, Ser. A, 5.00%, 8/1/40 (Prerefunded 8/1/25)	A1	4,000,000	4,644,510
Ontario, Special Tax, (Cmnty. Fac. Dist. No. 53)
4.00%, 9/1/51	BB+/P	1,170,000	1,325,423
4.00%, 9/1/42	BB+/P	600,000	685,779
4.00%, 9/1/36	BB+/P	500,000	576,002
Ontario, Cmnty. Fac. Special Tax, (Dist. No. 43), 4.00%, 9/1/50	BB/P	1,000,000	1,125,346
Ontario, Intl. Arpt. Auth. Rev. Bonds, Ser. A, AGM
4.00%, 5/15/51	AA	4,750,000	5,579,857
4.00%, 5/15/41	AA	750,000	894,686
Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds, (Ladera Ranch - No. 04-1), Ser. A
5.00%, 8/15/33	A+	1,750,000	1,790,270
5.00%, 8/15/32	A+	1,000,000	1,023,069
Pacifica, School Dist. G.O. Bonds, 4.00%, 8/1/50	Aa3	2,750,000	3,191,921
Pico Rivera, Pub. Fin. Auth. Lease Rev. Bonds, NATL, 5.25%, 9/1/30	AA-	1,295,000	1,557,375
Pub. Fin. Auth. Rev. Bonds, (Sharp Healthcare), Ser. A, 4.00%, 8/1/47	AA	10,000,000	11,345,328
Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds
(Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/32	BBB-/P	1,250,000	1,280,107
(Sunridge Anatolia No. 03-1), 4.00%, 9/1/27	BBB-/P	425,000	476,045
Redding, Elec. Syst. Rev. Bonds, NATL, 6.368%, 7/1/22 (Escrowed to maturity)	Baa2	505,000	519,637
Regents of the U. of CA Med. Ctr. (The) Rev. Bonds, Ser. L, 5.00%, 5/15/41	Aa3	2,000,000	2,351,375
River Islands Pub. Fin. Auth. Special Tax, (Cmnty. Fac. Dist. No. 2021-1)
4.00%, 9/1/51	BB-/P	650,000	695,577
4.00%, 9/1/41	BB-/P	1,000,000	1,078,499
Riverside Cnty., Pub. Fin. Auth. Tax Allocation Bonds, Ser. A, BAM, 4.00%, 10/1/40	AA	1,250,000	1,414,893
Riverside Cnty., Redev. Successor Agcy. Tax Alloc. Bonds, (Hsg.), Ser. B
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/41(STP)	AA	1,990,000	2,346,919
stepped-coupon zero % (5.000%, 10/1/21), 10/1/37(STP)	AA	1,010,000	1,192,233
stepped-coupon zero % (5.000%, 10/1/21), 10/1/32(STP)	AA	290,000	343,095
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/29(STP)	AA	775,000	921,734
stepped-coupon zero % (5.000%, 10/1/21) , 10/1/28(STP)	AA	235,000	280,083
BAM, stepped-coupon zero % (5.000%, 10/1/21) , 10/1/26(STP)	AA	500,000	597,299
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/24(STP)	AA	445,000	498,837
Riverside Cnty., Trans. Comm. Toll Rev. Bonds
Ser. A, 5.75%, 6/1/44 (Prerefunded 6/1/23)	A	750,000	806,926
Ser. B-1, 4.00%, 6/1/46	A	3,250,000	3,835,757
Rocklin, Special Tax, (Cmnty. Fac. Dist. No. 10)
5.00%, 9/1/40	BB+/P	500,000	555,685
5.00%, 9/1/39	BB+/P	500,000	555,991
Rocklin, Special Tax Bonds, 5.00%, 9/1/35	BB/P	3,500,000	3,926,316
Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds, (Rohnert Redev.), NATL, zero %, 8/1/25	A+	1,340,000	1,297,144
Romoland, School Dist. Special Tax, Ser. A
4.00%, 9/1/50	BB+/P	2,360,000	2,640,943
4.00%, 9/1/45	BBB+/F	750,000	841,205
4.00%, 9/1/40	BB+/P	555,000	626,186
Romoland, School Dist. Special Tax Bonds, (Cmnty. Fac. Dist. No. 91-1), 5.00%, 9/1/41	BB/P	1,000,000	1,175,720
Roseville, Special Tax
5.00%, 9/1/49	BB/P	1,000,000	1,153,517
5.00%, 9/1/45	BB/P	400,000	462,436
5.00%, 9/1/39	BB/P	465,000	541,625
(Fiddyment Ranch Cmnty. Fac. Dist. No. 5), 4.00%, 9/1/50	BB/P	1,775,000	2,007,475
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/50	BB-/P	450,000	502,287
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/45	BB-/P	1,000,000	1,118,747
(Fiddyment Ranch Cmnty. Fac. Dist. No. 5), 4.00%, 9/1/41	BB/P	700,000	799,245
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/40	BB-/P	575,000	647,426
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/35	BB-/P	350,000	395,414
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/33	BB-/P	250,000	283,114
Roseville, Special Tax Bonds, (Westpark Cmnty. Pub. Fac. Dist. No. 1)
5.00%, 9/1/37	BBB-/P	1,250,000	1,402,994
5.00%, 9/1/33	BBB-/P	1,000,000	1,126,243
Sacramento, Special Tax, (Greenbriar Cmnty. Fac. Dist. No 2018-03)
4.00%, 9/1/50	BB/P	650,000	730,728
4.00%, 9/1/41	BB/P	1,000,000	1,135,803
Sacramento, City Unified School Dist. G.O. Bonds, Ser. G, AGM
4.00%, 8/1/49	AA	3,000,000	3,482,003
4.00%, 8/1/44	AA	1,000,000	1,169,712
4.00%, 8/1/41	AA	765,000	901,728
4.00%, 8/1/40	AA	890,000	1,052,934
4.00%, 8/1/39	AA	750,000	891,382
4.00%, 8/1/38	AA	800,000	954,057
4.00%, 8/1/37	AA	450,000	538,386
Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/23	A	10,000,000	9,864,896
Salinas, Union High School Dist. G.O. Bonds, Ser. B, 4.00%, 8/1/49	Aa2	3,600,000	4,167,963
San Bernardino Cnty., FRB, Ser. C, 0.329%, 8/1/23	AA+	5,000,000	4,960,449
San Bernardino Cnty., Special Tax Bonds, 5.00%, 9/1/33	BBB-/P	2,500,000	2,731,654
San Diego Assn. of Govt. Capital Grant Receipts Rev. Bonds, (Mid Coast Corridor Transit), Ser. B, 1.80%, 11/15/27	A-	9,465,000	9,879,163
San Diego Cmnty. Fac. Dist. No. 3 Special Tax Bonds, 5.00%, 9/1/36	BBB/P	975,000	1,030,570
San Diego Cnty., Special Tax Bonds
(Harmony Grove Village-Impt. Area No. 1), Ser. A, 4.00%, 9/1/50	BB/P	875,000	969,406
(Harmony Grove Village-Impt. Area No. 2), Ser. A, 4.00%, 9/1/50	BB/P	1,100,000	1,218,682
(Harmony Grove Village-Impt. Area No. 1), Ser. A, 4.00%, 9/1/45	BB/P	550,000	611,294
(Harmony Grove Village-Impt. Area No. 2), Ser. A, 4.00%, 9/1/45	BB/P	1,000,000	1,111,444
San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 4.00%, 7/1/44	A-	1,000,000	1,144,462
San Diego, Assn. of Govt. South Bay Expressway Toll Rev. Bonds, Ser. A, 5.00%, 7/1/42	A	3,000,000	3,607,838
San Diego, Cmnty College Dist. G.O. Bonds, 4.00%, 8/1/41 (Prerefunded 8/1/26)	Aaa	2,345,000	2,714,615
San Diego, Tobacco Settlement Funding Corp. Rev. Bonds, Ser. C, 4.00%, 6/1/32	BBB	710,000	784,199
San Diego, Unified School Dist. G.O. Bonds, Ser. K-2
zero %, 7/1/35	Aa2	1,025,000	696,074
zero %, 7/1/33	Aa2	1,645,000	1,220,729
zero %, 7/1/32	Aa2	1,955,000	1,518,292
San Francisco City & Cnty., Special Tax, (Cmnty. Fac. Dist. No. 2016-1), Ser. 21
4.00%, 9/1/51	BB-/P	1,100,000	1,235,226
4.00%, 9/1/46	BB-/P	1,000,000	1,126,990
4.00%, 9/1/41	BB-/P	850,000	963,952
San Francisco, City & Cnty. G.O. Bonds, Ser. A, 4.00%, 6/15/36	Aaa	5,155,000	5,582,003
San Francisco, City & Cnty. Rev. Bonds, (Pub. Util. Comm.), 4.00%, 11/1/39	Aa2	5,000,000	5,716,250
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. 20B, 4.00%, 5/1/40	A1	500,000	590,749
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN, Ser. B, 0.07%, 5/1/58	VMIG 1	16,505,000	16,505,000
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay South Pub. Impts.), Ser. A, 5.00%, 8/1/31	BBB/P	1,140,000	1,163,907
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Tax Alloc. Bonds, (Mission Bay South Redev.), Ser. A, 5.00%, 8/1/43	A-	1,750,000	1,935,858
San Jacinto, Unified School Dist. Fin. Auth. Special Tax
5.00%, 9/1/49	BB/P	2,650,000	3,069,721
5.00%, 9/1/44	BB/P	1,800,000	2,092,588
5.00%, 9/1/36	BB/P	600,000	702,981
San Joaquin Hills, Trans. Corridor Agcy. Toll Road Rev. Bonds, Ser. A, 4.00%, 1/15/34	A	6,792,000	8,358,825
San Joaquin, Regl. Rail Comm. COP
5.00%, 5/1/34	A2	550,000	714,650
5.00%, 5/1/33	A2	500,000	650,889
4.00%, 5/1/40	A2	390,000	461,624
4.00%, 5/1/39	A2	370,000	439,064
4.00%, 5/1/38	A2	460,000	546,994
4.00%, 5/1/37	A2	490,000	584,218
4.00%, 5/1/36	A2	350,000	417,948
4.00%, 5/1/35	A2	330,000	395,020
Santa Ana, Gas Tax Rev. Bonds
4.00%, 1/1/40	AA-	1,670,000	1,909,549
4.00%, 1/1/39	AA-	1,710,000	1,971,297
Santa Maria, G.O. Bonds, (Joint Union High School Dist. Election 2016)
3.00%, 8/1/42	Aa2	2,210,000	2,366,386
3.00%, 8/1/39	Aa2	1,385,000	1,493,538
3.00%, 8/1/37	Aa2	355,000	384,634
3.00%, 8/1/36	Aa2	250,000	272,340
Santee, CDC Successor Agcy. Tax Allocation Bonds, Ser. A, BAM
5.00%, 8/1/32	AA	2,000,000	2,346,224
5.00%, 8/1/31	AA	2,410,000	2,829,982
School Fin. Fac. Auth. 144A Rev. Bonds, (Kipp LA Projects), Ser. A, 5.00%, 7/1/45	BBB	1,500,000	1,671,295
South Orange Cnty., Pub. Fin. Auth. Special Tax Bonds, Ser. A
5.00%, 8/15/32	AA	1,000,000	1,024,747
5.00%, 8/15/30	AA	1,130,000	1,158,103
Southern CA Pub. Pwr. Auth. Rev. Bonds, (Natural Gas No. 1), Ser. A, 5.25%, 11/1/24	A2	2,850,000	3,225,401
Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds, (Delta Wtr. Supply), Ser. A
6.25%, 10/1/40 (Prerefunded 10/1/23)	A	1,250,000	1,380,449
6.25%, 10/1/38 (Prerefunded 10/1/23)	A	2,235,000	2,468,242
6.125%, 10/1/35 (Prerefunded 10/1/23)	A	750,000	826,641
Stockton, Unified School Dist. COP
5.00%, 2/1/36	A	1,000,000	1,206,627
5.00%, 2/1/35	A	2,410,000	2,913,364
5.00%, 2/1/34	A	2,295,000	2,778,433
5.00%, 2/1/31	A	1,325,000	1,611,903
Stockton, Unified School Dist. G.O. Bonds, (Election 2012), Ser. A, 5.00%, 8/1/42	AA	3,000,000	3,327,506
Sweetwater, G.O. Bonds, (Union High School Dist.), 5.00%, 8/1/35	A3	2,330,000	2,710,402
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B-1, Class 2, 5.00%, 6/1/48	BBB-	13,935,000	16,875,874
Tustin Cmnty., Fac. Dist. Special Tax Bonds, (No. 06-1 Legacy Columbus Villages), Ser. A, 5.00%, 9/1/37	A-	2,100,000	2,404,618
U. of CA Rev. Bonds
Ser. AZ, 5.25%, 5/15/58	Aa2	9,110,000	11,364,249
Ser. S, 5.00%, 5/15/38(WIS)	Aa3	5,000,000	6,663,072
Ser. S, 5.00%, 5/15/37(WIS)	Aa3	4,000,000	5,345,459
Ser. S, 5.00%, 5/15/34(WIS)	Aa3	4,000,000	5,396,718
Ser. S, 5.00%, 5/15/33(WIS)	Aa3	4,595,000	6,217,378
U. of CA VRDN, Ser. AL-4, 0.05%, 5/15/48	VMIG 1	1,250,000	1,250,000
U. of CA Regents Med. Ctr. Rev. Bonds, Ser. L, 5.00%, 5/15/47	Aa3	10,000,000	11,707,281
Vernon, Elec. Syst. Rev. Bonds, Ser. A
5.00%, 8/1/40(WIS)	BBB+	740,000	930,022
5.00%, 8/1/39(WIS)	BBB+	425,000	535,110
5.00%, 8/1/37	Baa1	795,000	990,435
5.00%, 8/1/36	Baa1	1,525,000	1,903,739
5.00%, 8/1/34	Baa1	1,060,000	1,327,596
5.00%, 8/1/33	Baa1	960,000	1,206,119
5.00%, 8/1/32	Baa1	1,000,000	1,259,283
5.00%, 8/1/31	Baa1	770,000	973,891
Yucaipa Special Tax Bonds, (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	A	2,350,000	2,366,988

			1,152,146,182
Guam (0.3%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	855,000	989,351
Territory of GU, Port Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/48	A	1,500,000	1,753,490
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, AGM, 5.00%, 10/1/30	AA	1,000,000	1,031,500

			3,774,341
Illinois (0.6%)
IL State G.O. Bonds
5.00%, 1/1/41	Baa2	1,770,000	2,028,403
5.00%, 11/1/38	Baa2	4,200,000	4,922,269

			6,950,672

Total municipal bonds and notes (cost $1,109,810,248)			$1,174,949,492

SHORT-TERM INVESTMENTS (0.9%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.13%(AFF)	Shares	7,003,037	$7,003,037
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	350,000	350,000
U.S. Treasury Bills 0.063%, 5/19/22(SEG)(SEGCCS)		$100,000	99,963
U.S. Treasury Bills 0.056%, 4/7/22(SEG)		109,000	108,979
U.S. Treasury Bills 0.049%, 3/24/22(SEG)		700,000	699,913
U.S. Treasury Bills 0.035%, 4/21/22(SEG)(SEGCCS)		1,800,000	1,799,602

Total short-term investments (cost $10,061,728)			$10,061,494
TOTAL INVESTMENTS

Total investments (cost $1,119,871,976)			$1,185,010,986

FUTURES CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Short)	106	$17,006,375	$17,006,375	Mar-22	$(264,434)
U.S. Treasury Note 5 yr (Short)	550	66,537,110	66,537,110	Mar-22	(289,073)
U.S. Treasury Note Ultra 10 yr (Short)	46	6,736,125	6,736,125	Mar-22	(112,229)

Unrealized appreciation					—

Unrealized (depreciation)					(665,736)

Total					$(665,736)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
Swap counterparty/notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$6,500,000	$112,619	$—	2/16/22	—	1.66% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	$112,619
6,500,000	111,079	—	2/17/22	—	1.66% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	111,079
Morgan Stanley & Co. International PLC
19,000,000	241,794	—	2/24/22	—	1.25% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	241,794
12,000,000	217,812	—	2/3/22	—	1.28% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	217,812
9,500,000	317,519	—	2/24/22	—	1.75% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(317,519)

Upfront premium received		—	Unrealized appreciation			683,304

Upfront premium (paid)		—	Unrealized (depreciation)			(317,519)

	Total	$—			Total	$365,785

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$54,843,000	$553,914	$(554)	11/17/26	3.363% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	$553,360

Total			$(554)				$553,360

	Notes of the fund's portfolio
	Unless noted otherwise, the notes of the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2021 through December 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,134,980,254.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/21
	Short-term investments
	Putnam Short Term Investment Fund*	$28,379,838	$29,339,365	$50,716,166	$6,586	$7,003,037

	Total Short-term investments	$28,379,838	$29,339,365	$50,716,166	$6,586	$7,003,037
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(WIS)	When-issued security (Note 1).
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $999,796.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,420,565.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $67,885,941 to cover tender option bonds and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.10%, 0.10% and 0.21%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	16.1%
	Healthcare	14.2
	Land	13.0
	Prerefunded	11.4
	Transportation	10.5
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk, and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge inflation, to hedge term structure risk and for yield curve positioning.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $21,436,100 were held by the TOB trust and served as collateral for $13,513,691 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $3,307 for these investments based on an average interest rate of 0.10%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,174,949,492	$—
Short-term investments	350,000	9,711,494	—

Totals by level	$350,000	$1,184,660,986	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(665,736)	$—	$—
Total return swap contracts	—	919,699	—

Totals by level	$(665,736)	$919,699	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	700
OTC total return swap contracts (notional)	$50,300,000
Centrally cleared total return swap contracts (notional)	$54,800,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com